Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information Of Operating Income (Loss) [Abstract]
Income from short term deposits	€ 6	€ 11
Change in fair value of derivative liabilities	0	750
Foreign exchange gains	3,348	1,993
Other financial income	16	53
Financial income	3,370	2,807
Amortized cost of convertible notes	(22)	(919)
Financial expenses on lease liability	(108)	(156)
Interest expense related to borrowings	(140)	(158)
Foreign exchange loss	(480)	(557)
Other financial expenses	0	(1)
Financial expenses	(750)	(1,791)
Financial income (loss)	€ 2,620	€ 1,016